Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Assets [Abstract]
Prepaid rents	$ 19,642	$ 18,000
Deposits	42,197	27,906
Prepaid expense	80,674	37,699
Value-added tax refund and income tax refund	156,845
Less: allowance for uncollectible balances	(3,620)	(3,468)
Prepayments and other current assets; net	$ 295,738	$ 80,137